Restructuring Charges - Schedule of Balance of Restructuring Activities (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 26, 2021	Jun. 27, 2020	Dec. 26, 2020	Dec. 28, 2019	Dec. 29, 2018
Restructuring Cost And Reserve [Line Items]
Additional accruals	$ 8	$ 1	$ 2	$ 6	$ 19
Employee Severance and Benefits
Restructuring Cost And Reserve [Line Items]
Restructuring Reserve	16	$ 2	2	1	4
Additional accruals	32		25	20	27
Cash payments	(41)		(11)	(19)	(30)
Restructuring Reserve	$ 7		$ 16	2	1
Facility Restructuring
Restructuring Cost And Reserve [Line Items]
Restructuring Reserve				4	7
Additional accruals					2
Cash payments					(5)
Adjustment				$ (4)
Restructuring Reserve					$ 4